American Century ETF Trust | American Century Diversified Corporate Bond ETF

American Century ETF Trust Prospectus Supplement American Century Diversified Corporate Bond ETF
Supplement dated June 14, 2019 ■ Prospectus dated January 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Century ETF Trust American Century Diversified Corporate Bond ETF American Century Diversified Corporate Bond ETF Class
Management Fees (as a percentage of Assets)	0.29%	[1]
Other Expenses (as a percentage of Assets):	none
Net Expenses (as a percentage of Assets)	0.29%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective June 14, 2019.

The following replaces the Example table on page 2 of the prospectus.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
American Century ETF Trust | American Century Diversified Corporate Bond ETF | American Century Diversified Corporate Bond ETF Class | USD ($)	30	93	163	369